Business combination	12 Months Ended
Dec. 31, 2024
Business combination
Business combination
9	Business combination

On March 8, 2022, the Company completed the acquisition of 52.37% of the equity interests in Wuhan SendCloud Technology Co., Ltd., (“SendCloud”), China’s leading Email API platform for consumer marketing and user-centric transactional email services, for total cash consideration of RMB34,473.

The acquisition supports the Company’s strategy of providing a more reliable and effective customer engagement platform for different industry vertical. Both SendCloud and the Company provide developer-centric services and are highly complementary in products and customer base. Leveraging SendCloud’s reliable high-performance system and database services along with real-time email protocols analysis, together the Company and SendCloud will provide customers with industry-leading technology to simplify their omni-channel communications, through an integrated central platform, which will further reduce customers’ management costs, simplify the complexity for customers to integrate different services and maximize user value.

Goodwill is calculated as the excess of the aggregate of the consideration transferred and the amount recognized for noncontrolling interests over the fair value of net assets, including intangible assets, and is primarily related to expected synergies from the transactions. Goodwill associated with these acquisitions are not tax deductible. The results of the acquisition have been included in the consolidated financial statements from the date of purchase and are not material for the year ended December 31, 2022.

9	Business combination (continued)

With the assistance of third party valuation specialist firm, the Company used the income approach to value the acquired brand and customer relationships. The income approach calculates fair value by discounting the forecasted after-tax cash flows back to a present value using an appropriate discount rate. The significant assumptions used in the determination of the fair value of acquired brand and customer relationships include revenue growth rates, discount rates, terminal growth rates and economic useful lives. The Company amortizes the acquired intangible assets over a straight-line basis over the periods benefited.

The Company accounted for the acquisition of SendCloud as a business combination. The acquisition date fair value of assets, liabilities, goodwill and redeemable noncontrolling interests pertaining to this business combination, were as follow:

		RMB
Purchase consideration	(i)	34,473
Fair value of redeemable noncontrolling interests		31,397
Less:
Cash and cash equivalents		17,744
Customer relationships		13,800
Brand		10,300
Other current and noncurrent assets		1,025
Deferred revenue		(6,529)
Deferred tax liabilities		(5,330)
Other current liabilities		(2,925)
Goodwill		37,785

Supplemental pro forma information for the acquisition has been excluded as they are not material to the consolidated financial statements of the Company.

(i)RMB16,338 (US$2,238) of the purchase consideration remains unpaid as of December 31, 2024 for which there is no specified repayment term (Note 12).